3. Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Policies
Revenue Recognition

Revenue recognition

The Group generates revenues from the provision of research and development services to third parties based on both Group and third party owned intellectual property. Such services are performed on a “best efforts” basis without a guarantee of technological or commercial success. For some research programs, Affimed entered into collaborations with other companies that provides the Group with funding or other resources such as access to technologies. From time to time, the Group also licenses its intellectual property to third parties who use it to develop product candidates.

Collaboration and license agreements are evaluated to determine whether they involve multiple promises that represent separate performance obligations. Such agreements may comprise more than one research program, platform licenses or intellectual property licenses originally generated by the Group. Usually each of those promises is considered to meet the definition of a separate performance obligation.

The total consideration is generally allocated to separate performance obligations based on relative stand-alone selling prices. Usually sales prices for research and development activities and licenses are not directly observable or highly variable across customers. Therefore, we use estimation techniques to determine stand-alone selling prices for such services and licenses. The stand-alone selling prices for research activities are determined based on an expected cost plus a margin approach. For licenses of intangible assets where little or no incremental costs are incurred in providing such licenses a residual approach is used.

Performance obligations from research programs are satisfied over time because the work performed by the Group either enhances a license that the customer already controls or because the work does not result in an asset with an alternative use for the Group due to contractual restrictions.

Therefore, revenue for such performance obligations is recognized according to the stage of completion measured by reference to costs incurred in relation to anticipated total costs of the research program.

Platform licenses or intellectual property licenses originally generated by the Group are recognized at a point in time if their nature is a right to use the intellectual property as it exists at the point in time at which the license is granted. This is usually the case when there is no significant continuing involvement by the Group. In these cases, revenue is recognized when control of the license is transferred. Control is considered to be transferred when the customer received all necessary documents and information to begin to use and benefit from the license.

Platform licenses or intellectual property licenses originally generated by the Group are recognized over time if their nature is to access the intellectual property as it exists throughout the license period. This might be the case when there is significant continuing involvement by the Group. In these cases, revenue is recognized on a straight line basis until the use of the license by the customer ends.

Payments received from customers commonly include non-refundable upfront payments that are initially recognized as a contract liability, and subsequently recognized as revenue as the related performance obligation is fulfilled. The Group concluded that non-refundable upfront payments do not include financing components because the advance payments arise for reasons other than the provision of financing.

In addition, payment terms may also include payments to be received from customers at a later point in time upon the achievement of certain milestones.

Milestone payments are contingent upon the achievement of contractually stipulated targets. The achievement of these targets or milestones depends largely on meeting specific requirements laid out in the respective agreement. Milestone payments are included in the transaction price when it is highly probable that a significant reversal of revenue recognized will not occur when the uncertainty associated with the milestone is subsequently resolved. In the Group’s view uncertainty is sufficiently resolved only when the milestone is reached. Reaching a milestone will result in a cumulative catch up of revenue for the performance to date.

The Group distinguishes development and registration milestones and sales based milestones. Whereas development and registration milestone payments are generally recognized on reaching the defined milestones, revenues for sales based milestones are recognized on achievement of contractually stipulated underlying revenues.

Research and Development

Research and development

Costs incurred related to research activities are expensed in the period when they are incurred. Costs incurred on development projects are recognized as intangible assets beginning on the date it can be established that it is probable that future economic benefits attributable to the asset will flow to the Group considering its technological and commercial feasibility. Given the current stage of the development of the Group’s candidates and technologies, no development expenditures have been capitalized in any of the periods presented in these consolidated financial statements. Intellectual property-related costs for patents are part of the expenditure for the research and development projects. Therefore, registration costs for patents are recognized as expensed when incurred as long as the research and development project concerned does not meet the criteria for capitalization.

Employee Benefits

Employee benefits

(i)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under a short-term cash bonus, if (a) the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and (b) the obligation can be estimated reliably.

(ii)	Share-based payment transactions

The Group’s share-based payment awards outstanding as of December 31, 2017 and 2018, are classified as equity-settled share-based plans. The fair value of share-based equity-settled awards granted to employees is measured at grant date and compensation cost is recognized over the vesting period with a corresponding increase in equity. Share-based payment awards with non-employees are measured and recognized when services are received. Fair value is estimated using the Black-Scholes-Merton formula. The formula determines the value of an option based on input parameters like the value of the underlying instrument, the exercise price, the expected volatility of share price returns, dividends, the risk-free interest rate, the expected forfeiture rate and the time to maturity of the option. The number of stock options expected to vest is estimated at each measurement date.

Government Grants

Government grants

The Group receives certain government grants that support its research effort in specific projects. These grants are generally provided in the form of reimbursement of approved costs incurred as defined in the respective grants. Income in respect of grants also includes contributions towards the costs of research and development. Income is recognized when costs under each grant are incurred in accordance with the terms and conditions of the grant and the collectability of the receivable is reasonably assured.

Government grants relating to costs are deferred and recognized in the income statement over the period necessary to match them with the costs they are intended to compensate. When the cash in relation to recognized government grants is not yet received the amount is included as a receivable on the statement of financial position.

The Group recognizes income from government grants under ‘Other income - net’ in the consolidated statement of comprehensive loss.

Lease Payments	Lease payments Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease.
Finance Income and Finance Costs

Finance income and finance costs

Finance income comprises interest income from interest bearing bank deposits. Interest income is recognized as it accrues using the effective interest method.

Finance costs comprise interest expense on borrowings and, in 2016, includes losses from early extinguishment of debt.

Financial Instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Non-derivative financial assets

The Group’s non-derivative financial assets include preferred shares in Amphivena, trade and other receivables, cash and cash equivalents and certificates of deposit at banks with original maturities of more than three months.

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Those debt instruments are hold to collect solely payments of principal and interest. The Group decided to not apply the fair value through OCI option for those instruments. They are included in current assets and are subsequently carried at amortized cost.

Cash and cash equivalents comprise cash balances and call deposits with original maturities of three months or less.

The Group holds preferred shares in Amphivena designated at fair value through other comprehensive income (see note 12)

(ii)	Non-derivative financial liabilities

The Group’s classes of financial liabilities are borrowings and trade and other payables. The Group initially recognizes non-derivative financial liabilities on the date that they are originated and measures them at amortized cost using the effective interest rate method. The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

(iii)	Compound financial instruments

The Group entered into certain loan agreements pursuant to which it issued warrants to purchase common shares of the Group at the option of the respective holders (see note 17). The number of shares to be issued does not vary with changes in their fair value.

The liability component of the loans was recognized initially at the fair value of a similar liability without a warrant. The equity component was recognized initially at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Subsequent to initial recognition, the liability component is measured at amortized cost using the effective interest method. The equity component is not re-measured subsequent to initial recognition.

In 2017, the Group held a convertible note agreement (see note 12). The Group designated the combined contract consisting of the loan component and the conversion feature embedded in the loan agreement at fair value through profit and loss and recognized changes of fair value re-measured on a recurring basis in ‘Finance income / (costs) – net.’ In December 2018, the notes were converted into shares

As at December 31, 2017, in connection with the convertible note described above, the Group received warrants to purchase common shares of Amphivena Therapeutics Inc., South San Francisco, USA (“Amphivena”) at a specified price (see note 12). Initially, the warrants were recognized at fair value. Subsequently the fair value was re-measured on a recurring basis with changes recognized in ‘Finance income / (costs) – net.’ In 2018, the warrants were cancelled.

Impairment

Impairment

(i)	Trade and other receivables

Trade and other receivables at amortized cost are subject to the expected credit loss model according to IFRS 9. The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate.

Affimed determines the counterparties’ lifetime expected credit losses that result from all possible default events over the expected life of a financial instrument based on an estimated rating and corresponding probability of default rates according to the Bloomberg database.

In addition, trade and other receivables are assessed at each reporting date to determine whether there is objective evidence that they are impaired. Trade or other receivables are impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the receivable, and such loss event had a negative effect on the estimated future cash flows of that receivable that can be estimated reliably. Loss events include indications that a debtor is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization.

All receivables are assessed for specific impairment. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss. No impairments or reversals of impairments were recognized in 2016, 2017 or 2018.

(ii)	Intangible assets and leasehold improvements and equipment

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss is recognized as the amount by which an asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Non- financial assets that were previously impaired are reviewed for possible reversal of the impairment at each reporting date.

Income Taxes

Income taxes

Income taxes comprise current and deferred tax. Current and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and adjustments to taxes payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences associated with assets and liabilities if the transaction which led to their initial recognition is a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss.

Deferred tax is measured at tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are presented net if there is a legally enforceable right to offset.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Fair Value Measurement

Fair Value Measurement

All assets and liabilities for which fair value is recognized in the consolidated financial statements are classified in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

•	Level 1 – Prices for identical assets or liabilities quoted in active markets (non-adjusted)
•	Level 2 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is directly or indirectly observable for on the market
•	Level 3 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is not directly or indirectly observable for on the market

The carrying amount of all trade and other receivables, certificates of deposit, cash and cash equivalents and trade and other payables is a reasonable approximation of the fair value and therefore information about the fair values of those financial instruments has not been disclosed. The measurement of the fair value of the shares held by the group and note disclosure for the fair value of a loan (financial liability) is based on level 2 measurement procedures (see notes 12 and 17).

Loss Per Share

Loss per share

Loss per common share is calculated by dividing the loss of the period by the weighted average number of common shares outstanding during the period.

The Group has granted warrants under certain loan agreements (see note 17) and options under share-based payment programs (see note 16) which potentially have a dilutive effect; no instruments actually had a dilutive effect.

Critical Judgments and Accounting Estimates

Critical judgments and accounting estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these financial statements, the critical judgments made by management in applying the Group’s accounting policies resulted in the following accounting estimates:

(i)	Share-based payments

The fair value of stock options issued by Affimed N.V. is estimated using the Black-Scholes-Merton formula. The formula determines the value of an option based on input parameters like the value of the underlying instrument, the exercise price, the expected volatility of share price returns, dividends, the risk-free interest rate and the time to maturity of the option. The fair value of share-based equity-settled compensation plans is measured at grant date and compensation cost is recognized over the vesting period with a corresponding increase in equity. The number of stock options expected to vest is estimated at each measurement date.

On April 20, 2018, Affimed issued 240,000 options under its share-based-payment program, the vesting of which deviates from the standard 3‑year vesting scheme and depends upon a market parameter, which is the average price of Affimed shares during a certain period of time as described in Note 16. Incorporating the market condition in the fair value estimate requires the use of a simulation technique, which implies a higher uncertainty with regard to the estimated fair value. The Group determined the fair value of the awards at grant date to be €133.

(ii)	Revenue recognition

The Group’s contracts with customers contain multiple performance obligations. Judgment is required in determining whether a good or service is considered a separate performance obligation. If standalone selling prices are not directly observable, the Group allocates the transaction price to the performance obligations by reference to the expected cost plus a margin. In doing so, observable input data such as internal project plans and margins are used.

Elements of consideration in collaboration and license agreements are non-refundable up-front research funding payments, technology access fees and milestone payments. Generally, the Group has continuing performance obligations and therefore up-front payments are initially recognized as a contract liability, and the related revenues are subsequently recognized as the related performance obligation is fulfilled. Technology access fees are generally initially recognized as a contract liability and subsequently recognized over the expected term of the research service agreement on a straight-line basis.

The Group estimates that the achievement of a milestone reflects a stage of completion under the terms of the agreements and recognizes revenue when a milestone is achieved as then the uncertainty is resolved. If the research service is cancelled due to technical failure, the remaining contract liability from non-refundable upfront payments, if any, is recognized as revenue.

The determination of whether a performance obligation is satisfied at a point in time versus over time might also requires judgment.

(iii)	Accrued expenses

The Group obtains services from third parties who do not always invoice their (partial) performance as per the balance sheet date. If the Group is not invoiced or otherwise notified of the actual accrued cost for the services as of the reporting date, the amount of the services performed as of the balance sheet date has to be estimated. For this purpose, the Group periodically confirms the accuracy of its estimates with the service providers.

(iv)	Financial instruments

The Group recognized its preferred shares in Amphivena at fair value (level 2) as a long-term financial asset. As Amphivena is not a public company substantial judgment was required in estimating the fair value as at December 31, 2018 (see note 12). The Group based its judgment on information available for the valuation of the shares of Amphivena in its latest private financing in December 2018.

New Standards and Interpretations Applied for the First Time

New standards and interpretations applied for the first time

The following amendments to standards and new or amended interpretations are effective for annual periods beginning on or after January 1, 2018, and have been applied in preparing these consolidated financial statements:

Standard/interpretation	Effective Date [1]
IFRS 15 Revenue from Contracts with Customers	January 1, 2018
IFRS 9 Financial Instruments (2014)	January 1, 2018
Amendments to IFRS 2: Classification and Measurement of Share- based Payment Transactions	January 1, 2018
Annual Improvements to IFRS Standards 2014‑2016 Cycle (IFRS 1, IAS 28)	January 1, 2018
1.	Shall apply for periods beginning on or after the date shown in the effective date column.

The nature and effect of the application of IFRS 9 and IFRS 15 are summarized below. The other amendments had no effect on the interim consolidated financial statements of the Group.

IFRS 9 (Financial Instruments)

Changes in accounting policies resulting from the adoption of IFRS 9 have been applied retrospectively with any differences in the carrying amounts arising from the transition being recognized in equity as at January 1, 2018.

Classification

The standard contains a new classification and measurement approach for financial instruments that reflects the business model in which assets are managed and their cash flow characteristics. Based on the new measurement requirements, Affimed recognized its shares in Amphivena at fair value, which were previously recognized at amortized cost according to IAS 39. The transition effect increased other comprehensive income by €7.3 million as of January 1, 2018 (see note 12). The Group classified the shares as at fair value through other comprehensive income (FVOCI). Future changes in fair value will be recognized in other comprehensive income, dividends will be recognized as income in profit or loss.

Combined financial instruments are measured at fair value with changes therein recognized as finance income / (costs).

Impairment

The newly introduced impairment rules replace the ‘incurred loss’ model in IAS 39 with a forward looking ‘expected credit loss’ (“ECL”) model. This requires considerable judgement as to how changes in economic factors affect ECLs, which will be determined on a probability-weighted basis. Under IFRS 9, the Group has decided to measure loss allowances on the following basis:

-      Cash and cash equivalents and financial assets: The Group determines the counterparties’ 12‑month ECLs that result from possible default events within the 12 months after the reporting date based on the probability of default according to the Bloomberg database.

-      Trade receivables: The Group determines the counterparties’ lifetime ECLs that result from all possible default events over the expected life of a financial instrument based on an estimated rating and corresponding probability of default rates according to the Bloomberg database.

Based on this methodology, incurred losses on cash and cash equivalents and on trade and other receivables as of January 1, 2018 had no material impact on the consolidated financial statements.

IFRS 15 (Revenue from contracts with customers)

IFRS 15 (Revenue from contracts with customers) establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue, IAS 11 Construction Contracts and IFRIC 13 Customer Loyalty Programs.

The Group analyzed its collaboration agreements and service contracts in the scope of IFRS 15 to identify performance obligations and an appropriate revenue recognition pattern. The Group concluded that IFRS 15 has no impact on the revenue recognition policy and revenue from current collaboration and service agreements which is recognized according to the stage of completion. No differences between the previously applied IASs and IFRS 15 for all open contracts as of December 31, 2017 were noted. Therefore, no transition effect as of January 1, 2018 was recorded.

New Standards and Interpretations Not Yet Adopted

New standards and interpretations not yet adopted

The following new standards and amendments to standards are effective for annual periods beginning after December 31, 2018, and have not been applied in preparing these consolidated financial statements.

Standard/Amendment	Effective Date [1]
IFRS 16 Leases	January 1, 2019
Amendments to IFRS 9: Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures	January 1, 2019
Annual Improvements to IFRS Standards 2015‑2017 Cycle	January 1, 2019
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement	January 1, 2019
Amendments to IAS 1 and IAS 8: Definition of Material	January 1, 2020
1.	Shall apply for periods beginning on or after the date shown in the effective date column.

IFRS 16 (Leases)

The new standard specifies how to recognize, measure, present and disclose lease agreements. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Affimed will be required to recognize “right-of-use” assets related to its premises rented and certain equipment leased.

The Group has completed an assessment of the impact of IFRS 16 on its consolidated financial statements and has identified the Group’s leases including contractual payments, renewal options, and other terms. The most significant impact identified is that the Group will recognize new assets and liabilities for its operating leases of office space and research and development facilities. Based on the information currently available, the Group estimates that it will recognize right-of-use assets and corresponding lease liabilities of approximately €0.7 million as at January 1, 2019.

The other amended standards are not expected to have a significant effect on the consolidated financial statements of the Group.